Segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Segmental revenue and profit
Adjusted EBITDA	€ 7,105	€ 6,915
Depreciation, amortisation and loss on disposal of fixed assets	(4,874)	(4,773)
Share of adjusted results in equity accounted associates and joint ventures2	(550)	(8)
Adjusted operating profit	1,681	2,134
Impairment loss		(3,495)
Restructuring costs	(163)	(95)
Amortisation of acquired customer bases and brand intangible assets	(232)	(317)
Other income and expense	(872)	(256)
Interest on lease liabilities	163
Operating profit/(loss)	577	(2,029)
Amortisation of acquired customer based and brand intangible assets, restructuring costs and other costs not adjusted in share of results of equity accounted associates and joint ventures	€ 2,100	400
Changes due to revision
Segmental revenue and profit
Adjusted EBITDA		€ 42